American Century ETF Trust Summary Prospectus and Prospectus Supplement American Century® Sustainable Equity ETF
Supplement dated September 27, 2024 ■ Summary Prospectus and Prospectus dated January 1, 2024

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective December 10, 2024, American Century® Sustainable Equity ETF will be renamed American Century® Large Cap Equity ETF, and the fund’s ticker will change from ESGA to ACLC. As of that date, all references to American Century® Sustainable Equity ETF will be replaced with American Century® Large Cap Equity ETF, and all references to ESGA will be replaced with ACLC.

In connection with the name change, effective December 10, 2024, the fund’s 80% investment policy will no longer require the fund to invest at least 80% of its assets in sustainable equity securities. Instead, under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization companies. For purposes of this 80% test, the fund generally defines large capitalization companies as those that are in the capitalization range of the S&P 500® Index. Otherwise, the description of the fund’s principal investment strategies in the summary prospectus and prospectus remains unchanged.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-98583 2409

American Century ETF Trust Summary Prospectus and Prospectus Supplement American Century® Sustainable Growth ETF
Supplement dated September 27, 2024 ■ Summary Prospectus and Prospectus dated January 1, 2024

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective December 10, 2024, American Century® Sustainable Growth ETF will be renamed American Century® Large Cap Growth ETF, and the fund’s ticker will change from ESGY to ACGR. As of that date, all references to American Century® Sustainable Growth ETF will be replaced with American Century® Large Cap Growth ETF, and all references to ESGY will be replaced with ACGR.

In connection with the name change, effective December 10, 2024, the fund’s 80% investment policy will no longer require the fund to invest at least 80% of its assets in sustainable securities. Instead, under normal market conditions, the fund will invest at least 80% of its assets in securities of large capitalization companies. For purposes of this 80% test, the fund generally defines large capitalization companies as those that are in the capitalization range of the Russell 1000® Growth Index. Otherwise, the description of the fund’s principal investment strategies in the summary prospectus and prospectus remains unchanged.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-98584 2409